Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
Summary of Concentration and Risks

	As of December 31,
	2022	2023
Customer A	*	12%
Customer B	*	11%
Customer C	29%	*
No single customer represented greater than
10
% of the total net revenues for the years ended December 31, 2021 and 2022, respectively. There was one customer which individually represented greater than 10% of the total net revenues for the year ended December 31, 2023 as follows:

	For the year ended December 31,
	2021	2022	2023
Customer D	*	*	11%
There was one instructor, through whom the Group’s net learning services revenue earned was more than 10% of the Group’s net learning services revenue for the years ended December 31, 2021, 2022 and 2023, respectively as follows:

	For the year ended December 31,
	2021	2022	2023
Instructor A	*	18%	17%
Instructor B	16%	*	*

*	The percentage was below 10% for the year.